Taxes on Income (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Nov. 30, 2022 USD ($)	Nov. 30, 2022 ILS (₪)
Taxes on Income [Line Items]
Corporate tax	23.00%	23.00%	23.00%	23.00%
Minimum tax rate	6.00%	6.00%
Amount of Accumulated Tax-Exempt Earnings					$ 7,100,000	₪ 25,022,000
Deferred tax liability					$ 711,000	₪ 2,502,000
Income tax percentage	90.00%	90.00%
Undistributed earnings of foreign subsidiaries and affiliates	$ 173,030,000		$ 253,637,000
Cash and cash equivalents held by the Group's investees outside of Israel	$ 94,420,000		$ 81,975,000
Federal corporate income tax rate, description	The TCJA reduces the U.S. federal corporate income tax rate from 35% to 21% effective January 1, 2018.	The TCJA reduces the U.S. federal corporate income tax rate from 35% to 21% effective January 1, 2018.
Carry-forward tax losses	$ 80,446,000
Israeli subsidiaries [Member]
Taxes on Income [Line Items]
Carry-forward tax losses	71,627,000
Subsidiaries Abroad [Member]
Taxes on Income [Line Items]
Carry-forward tax losses	8,819,000
Zap [Member]
Taxes on Income [Line Items]
Carry-forward tax losses	16,614,000	₪ 53,000,000
Michpal [Member]
Taxes on Income [Line Items]
Carry-forward tax losses	198,000	633,000
Formula Infrastructure [Member]
Taxes on Income [Line Items]
Carry-forward tax losses	9,114	₪ 29,073
Insync [Member]
Taxes on Income [Line Items]
Carry-forward tax losses	$ 398
Preferred Technology Enterprise [Member]
Taxes on Income [Line Items]
Description of new amendment tax rate	According to the 2017 Amendment, a Preferred Technological Enterprise, as defined in the 2017 Amendment, with total consolidated revenues of the group companies is less than NIS 10 billion, shall be subject to 12% tax rate on income derived from intellectual property (in development area A - 7.5% tax rate). In order to qualify as a Preferred Technological Enterprise certain criteria must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenues derived from exports. A Preferred Technology Enterprise that acquires Benefited Intangible Assets from a foreign company for more than NIS 200 million after January 1, 2017, will be eligible for 12% reduce tax rate on capital gain upon sale of the Benefited Intangible Assets. The 2017 Amendment further provides that a technology company satisfying certain conditions will qualify as a Special Preferred Technology Enterprise (“SPTE”) (an enterprise for which, among others, total consolidated revenues of its parent company and all subsidiaries is at least NIS 10 billion) and will thereby enjoy a reduced corporate tax rate of 6% on PTI regardless of the company’s geographic location within Israel. In addition, a SPTE will enjoy a reduced corporate tax rate of 6% on capital gain derived from the sale of certain “Benefited Intangible Assets” to a related foreign company if the Benefited Intangible Assets were either developed by the Special Preferred Technology Enterprise or acquired from a foreign company on or after January 1, 2017.Starting from 2017 under Amendment 73 to the Investment Law, part of the Group’s taxable income in Israel is entitled to a preferred 12% tax rate. Since 2019, under SPTE the tax rate for part of the Group’s taxable income in Israel has been reduced to a 6% corporate tax rate.	According to the 2017 Amendment, a Preferred Technological Enterprise, as defined in the 2017 Amendment, with total consolidated revenues of the group companies is less than NIS 10 billion, shall be subject to 12% tax rate on income derived from intellectual property (in development area A - 7.5% tax rate). In order to qualify as a Preferred Technological Enterprise certain criteria must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenues derived from exports. A Preferred Technology Enterprise that acquires Benefited Intangible Assets from a foreign company for more than NIS 200 million after January 1, 2017, will be eligible for 12% reduce tax rate on capital gain upon sale of the Benefited Intangible Assets. The 2017 Amendment further provides that a technology company satisfying certain conditions will qualify as a Special Preferred Technology Enterprise (“SPTE”) (an enterprise for which, among others, total consolidated revenues of its parent company and all subsidiaries is at least NIS 10 billion) and will thereby enjoy a reduced corporate tax rate of 6% on PTI regardless of the company’s geographic location within Israel. In addition, a SPTE will enjoy a reduced corporate tax rate of 6% on capital gain derived from the sale of certain “Benefited Intangible Assets” to a related foreign company if the Benefited Intangible Assets were either developed by the Special Preferred Technology Enterprise or acquired from a foreign company on or after January 1, 2017.Starting from 2017 under Amendment 73 to the Investment Law, part of the Group’s taxable income in Israel is entitled to a preferred 12% tax rate. Since 2019, under SPTE the tax rate for part of the Group’s taxable income in Israel has been reduced to a 6% corporate tax rate.
Formula [Member] | Israeli subsidiaries [Member]
Taxes on Income [Line Items]
Carry-forward tax losses	$ 30,102,000	₪ 96,026,000
Matrix IT [Member]
Taxes on Income [Line Items]
Income tax assessments, description	Matrix and part of its Israeli subsidiaries have received final tax assessments (or assessments that are deemed final) through the year 2020.	Matrix and part of its Israeli subsidiaries have received final tax assessments (or assessments that are deemed final) through the year 2020.
Matrix IT [Member] | Israeli subsidiaries [Member]
Taxes on Income [Line Items]
Carry-forward tax losses	$ 5,675,000	₪ 18,103,000
Magic Software [Member]
Taxes on Income [Line Items]
Carry-forward tax losses	$ 18,344,000
Sapiens [Member]
Taxes on Income [Line Items]
Income tax assessments, description	Michpal and part of its Israeli subsidiaries have received final tax assessments (or assessments that are deemed final) through the year 2020, except for one subsidiary whose latest tax assessment is up to the 2019 tax year.	Michpal and part of its Israeli subsidiaries have received final tax assessments (or assessments that are deemed final) through the year 2020, except for one subsidiary whose latest tax assessment is up to the 2019 tax year.